Share-based payment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of variable compensation paid in shares	three years
Bottom of range [member] | Partner plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement options granted expiration period	3 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares held by controlling and minority stockholders	0.50%
Top of range [member] | Partner plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement options granted expiration period	5 years